Related Party Transactions - Schedule Of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
William Wei Cao [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				¥ 500
Unitex Capital Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			¥ 1,358
Related Party Transaction, Expenses from Transactions with Related Party	¥ 2,631	$ 381